Shareholder Report, Holdings (Details) - Capital Group U.S. Equity Fund	Apr. 30, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.28%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.49%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.42%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%